Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

3. Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as set forth by the Financial Accounting Standards Board (“FASB”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). References to U.S. GAAP issued by the FASB in these notes to the accompanying unaudited condensed consolidated financial statements are to the FASB Accounting Standards Codifications (“ASC”) and Accounting Standards Updates (“ASUs”).

The accompanying unaudited condensed consolidated financial statements and related notes have been prepared in accordance with U.S. GAAP for interim financial information, and with the rules and regulations of the SEC set forth in Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. These unaudited condensed consolidated financial statements should be read along with our Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on April 15, 2026. The consolidated balance sheet as of December 31, 2025 was derived from the audited consolidated financial statements as of and for the year then ended.

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries CDT Equity Limited, formerly Conduit UK Management Ltd. (United Kingdom) and Taamja Limited, formerly Conduit Pharmaceuticals, Ltd. (Cayman Islands). As used herein, references to the “Company” or “CDT” include references to CDT Equity Inc. and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Other Risks and Uncertainties

The Company is subject to risks common to companies in the development stage and pharmaceutical industry including, but not limited to, uncertainties related to pre-clinical and clinical outcomes competitor products, regulatory approvals, dependence on key products, dependence on key suppliers and protection of intellectual property rights (see Note 15 for details on a claim against our AZD 1656 co-crystal patent). Clinical assets currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts may require significant amounts of additional capital, adequate personnel, infrastructure, and extensive compliance and reporting capabilities. Even if the Company’s efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from royalties or product sales.

The Company licenses clinical assets from AstraZeneca (see Note 8 for further detail). A breach or other termination of such agreements could have a material adverse effect on the Company’s business, financial condition, operating results, and prospects.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Actual results could differ materially from such estimates. Estimates and assumptions are reviewed periodically by management and changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. The effects of changes are reflected in the financial statements in the period that they are determined. Our significant accounting policies that involve significant judgment and estimates include accounting for the fair value of convertible notes payable, stock based compensation, contingencies, equity method investment and going concern.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is to be determined based on the exchange price that would be received for an asset or paid in order to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company used various valuation approaches. A fair value hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.

Unobservable inputs reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels, based on the inputs, as follows:

●	Level 1-Valuations based on quoted prices for identical instruments in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

●	Level 2-Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets, identical or similar instruments in markets that are not active, or model-derived valuations whose inputs or significant value drivers are observable or can be corroborated by observable market data.

●	Level 3-Valuations based on inputs that are unobservable. These valuations require significant judgment.

The Company’s Level 1 assets consist of cash and cash equivalents in the accompanying balance sheets, the value of accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

As of June 30, 2026 the Company had three financial liabilities, two warrant liabilities, one of which is immaterial, for which the fair value is determined based on Level 2 and Level 3 inputs, and one convertible note carried at fair value for which the fair value is based on Level 3 inputs. As of December 31, 2025, the Company had two financial liabilities, a warrant liability, which was immaterial, for which the fair value is determined based on Level 2 and Level 3 inputs, and one convertible note  carried at fair value for which the fair value is determined based on Level 3 inputs. The Level 2 inputs are valued based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar instruments in active markets. The Level 3 inputs are based on unobservable inputs and require significant judgment.

Fair Value Option

The Company has elected the fair value measurement option for each convertible debt note with embedded derivatives that would otherwise require bifurcation and has recorded the entire hybrid financial instrument at fair value under the guidance in ASC 825, Financial Instruments. As a result, the March 2026 note (“Ascent Note”) with Ascent Partners LLC (“Ascent”), the June 2026 note (“J.J. Astor Note”) with J.J. Astor & Co. and the A.G.P. Convertible Note was recorded at fair value upon issuance. The notes will subsequently be remeasured at fair value each reporting date until settled or converted. The Company reports interest expense, including accrued interest, related to the convertible debt under the fair value option, separately from within the change in fair value of the convertible debt in the accompanying unaudited condensed consolidated statement of operations and comprehensive loss. Any changes in fair value caused by instrument-specific credit risk are presented separately in other comprehensive income. During the period ended June 30, 2026, the Company did not record any changes in fair value related to instrument-specific credit risk.

Investments

In accordance with ASC 323, Investments – Equity Method and Joint Ventures (“ASC 323”), the Company accounts for investments in entities over which it has the ability to exercise significant influence, but does not hold a controlling financial interest, using the equity method of accounting. Significant influence is generally presumed to exist when the Company owns between 20% and 50% of the outstanding voting stock of the investee. Investments in which the Company does not have the ability to exercise significant influence are accounted for in accordance with ASC 321, Investments – Equity Securities (“ASC 321”).

Investments are initially recorded at cost and subsequently adjusted to recognize the Company’s share of the investee’s net income or loss, with distributions recorded as reductions to the investment’s carrying amount. The Company records its share of the results of these investees in the unaudited condensed consolidated statements of operations and comprehensive loss.

The Company evaluates its investments for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Any impairment is recognized in earnings for the amount by which the carrying value exceeds fair value and is determined to be other-than-temporary. There was no impairment of Sarborg identified or recorded during the six months ended June 30, 2026.

ELOC

On January 16, 2026, the Company entered into a directed stock purchase agreement (the “Purchase Agreement”) with an institutional investor relating to an equity line of credit facility (the “ELOC”). Pursuant to the ELOC, the Company will have the right from time to time at its option to sell to the purchaser up to $25 million of the Company’s Common Stock, par value $0.0001 per share.

The Purchase Agreement is subject to certain customary conditions and limitations, including that (i) the Purchaser shall not be obligated to purchase or acquire any shares of Common Stock that would result in its beneficial ownership exceeding 9.99% of the Company’s then-outstanding voting power and (ii) the Purchaser shall not be obligated to purchase shares of Common Stock if the volume weighted average price for the Common Stock on an advance notice date is less than a floor price of $15. On each six-month anniversary, the floor price will adjust to the lower of the Nasdaq Official Closing Price for the day prior to the relevant adjustment date, and the average of the Nasdaq Official Closing Price for the five-day period prior to the relevant adjustment date.

On March 3, 2026, the Company and the institutional investor entered into an amendment to the ELOC. The amendment updated the definition of the regular price floor from the minimum price as of the date of this agreement to $0.60 with no adjustment for reverse splits where applicable within the ELOC. No consideration was payable in connection with the amendment.

On May 15, 2026, the “Company entered into the second amendment (the “Amendment No. 2”) to the Purchase Agreement, dated January 16, 2026. Pursuant to Amendment No. 2, the parties mutually agreed to set the gross purchase price to be paid without the consent of the Purchaser at any closing of a regular purchase at $0.5 million. Amendment No. 2 also extends the Adjustment Period, as defined in the Purchase Agreement, to such time as the Purchaser has entered into committed and binding trades to sell all of the shares it purchased under the Purchase Agreement.

During April 2026, the Company sold 3,000 shares of the Company’s Common Stock for proceeds of $0.1 million pursuant to the ELOC.

Foreign Currency Translation

The Company translates the assets and liabilities of foreign subsidiaries from their respective functional currency, the British pound, to United States dollars at the appropriate spot rates as of the balance sheet date. Income and expenses of operations are translated to United States dollars using weighted average exchange rates during the year. The foreign subsidiaries use the local currency as their functional currency. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in the accompanying unaudited condensed consolidated statements of changes in stockholders’ equity (deficit). Non-monetary items in the subsidiaries’ functional currency are re-measured into the reporting currency at the historical exchange rate (i.e., the rate of exchange at the date of the transaction).

Recently Issued Accounting Standards Adopted

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU introduces a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under the expedient, entities may assume that the current conditions applied in determining credit loss allowances remain unchanged for the remaining life of those assets. This ASU is required to be adopted on a prospective basis. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, including interim periods within those years, with early adoption permitted. The Company adopted this standard, effective January 1, 2026. The adoption of ASU 2025-05 did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In December 2025, the FASB issued Accounting Standards Update No. 2025-11, Interim Reporting (Topic 270) Narrow-Scope Improvements (“ASU 2025-11”), to improve the navigability and clarity of interim reporting guidance in the FASB Accounting Standards Codification and clarify when Topic 270 applies. The amendments add a comprehensive list of interim disclosure requirements currently required by GAAP and a new disclosure principle requiring an entity to disclose events since the end of the most recent fiscal year that have a material impact on the entity’s interim financial statements. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public business entities and after December 15, 2028 for entities other than public business entities. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting ASU 2025-11 on our interim reporting practices and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statements of operations and comprehensive income (loss). The guidance in this ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the consolidated financial statements. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statements and disclosures.

3. Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as set forth by the Financial Accounting Standards Board (“FASB”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). References to U.S. GAAP issued by the FASB in these notes to the accompanying consolidated financial statements are to the FASB Accounting Standards Codifications (“ASC”) and Accounting Standards Update (“ASUs”).

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary Conduit UK Management Ltd. (United Kingdom) and Conduit Pharmaceuticals, Ltd. (Cayman Islands). The operating results of Conduit Pharmaceuticals, Ltd. are included in the Company’s consolidated financial statements for the full period presented. As used herein, references to the “Company” include Conduit Pharmaceuticals, Inc. and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Reclassification

In order to conform with current period presentation, $0.4 million of related party research and development prepaid expenses have been reclassified from prepaid expenses to related party prepaid expenses on our consolidated balance sheet as of December 31, 2024. This change in presentation does not affect previously reported results.

Other Risks and Uncertainties

The Company is subject to risks common to companies in the development stage and pharmaceutical industry including, but not limited to, uncertainties related to pre-clinical and clinical outcomes competitor products, regulatory approvals, dependence on key products, dependence on key suppliers and protection of intellectual property rights (see Note 15 for details on a claim against our AZD 1656 co-crystal patent). Clinical assets currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel, infrastructure, and extensive compliance and reporting capabilities. Even if the Company’s efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from royalties or product sales.

The Company licenses clinical assets from AstraZeneca. If there is a breach or other termination of such agreements, there could be a material adverse effect on the Company’s business, financial condition, operating results, and prospects. See Note 10 for further discussion of the agreement with AstraZeneca.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements as we l as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Actual results could differ materially from such estimates. Estimates and assumptions are reviewed periodically by management and changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. The effects of changes are reflected in the financial statements in the period that they are determined. Our significant accounting policies that involve significant judgment and estimates include accounting for the fair value of convertible notes payable, stock based compensation, contingencies and going concern.

Cash and Cash Equivalents

Cash and cash equivalents are primarily maintained with major financial institutions in the United States, United Kingdom, and Switzerland. The Company considers cash equivalents to be short-term, highly liquid investments that (a) are readily convertible into known amounts of cash, (b) are traded and held for cash management purposes, and (c) have original maturities of three months or less at the time of purchase. The Switzerland bank accounts holding cash balances are uninsured, and the UK bank account, with a balance at December 31, 2025 of approximately £96,000 (or approximately $130,000) exceeds the country’s deposit limit of £85,000 (approximately $114,000). The Company’s US depository bank participates in the Demand Deposit Marketplace program, insuring deposits up to $10 million by sweeping amounts in excess of the $250,000 deposit insurance limit among participating banks. The Company has not experienced any losses on any accounts through the year ended December 31, 2025.

The Company had $1.5 million and $0.6 million in cash and cash equivalents on hand as of December 31, 2025 and December 31, 2024, respectively. As of December 31, 2025, $0.7 million of the Company’s $1.5 million cash and cash equivalents balance was invested in money market funds.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company used various valuation approaches. A fair value hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.

Unobservable inputs reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels, based on the inputs, as follows:

●	Level 1—Valuations based on quoted prices for identical instruments in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
●	Level 2— Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets, identical or similar instruments in markets that are not active, or model-derived valuations whose inputs or significant value drivers are observable or can be corroborated by observable market data.
●	Level 3—Valuations based on inputs that are unobservable. These valuations require significant judgment.

The Company’s Level 1 assets consist of cash and cash equivalents in the accompanying consolidated balance sheets and the carrying value of accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

As of December 31, 2025 and December 31, 2024, the Company has two financial liabilities, warrant liabilities for which the fair value is determined based on Level 2 and Level 3 inputs, and convertible debt carried at fair value for which the fair value is determined based on Level 3 input. The Level 2 inputs are valued based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar instruments in active markets. The Level 3 inputs as such inputs are based on unobservable inputs and require significant judgement.

Fair Value Option

The Company has elected the fair value measurement option for convertible debt with embedded derivatives that would otherwise require bifurcation and has recorded the entire hybrid financial instrument at fair value under the guidance in ASC 825, Financial Instruments. As a result, the August 2024 Nirland Note was recorded at fair value subsequent to the Second Amendment and the A.G.P. Convertible Note was recorded at fair value upon issuance. The notes will subsequently be remeasured at fair value each reporting date until settled or converted. The Company reports interest expense, including accrued interest, related to the convertible debt under the fair value option, separately from within the change in fair value of the convertible debt in the accompanying consolidated statement of operations and comprehensive loss. Any changes in fair value caused by instrument-specific credit risk are presented separately in other comprehensive loss. During the year ended December 31, 2025, the Company did not record any changes in fair value related to instrument-specific credit risk.

Equipment and Clinical Assets

Equipment and clinical assets are initially recorded at cost. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets or, for leasehold improvements, the life of the lease, if shorter. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in other income or expense for the period. As of December 31, 2025, equipment and clinical assets primarily consisted of an acquired clinical asset and leasehold improvements.

Leases

In accordance with ASC 842, Leases (“ASC 842”), the Company records a right-of-use (ROU) asset and a lease liability on the balance sheet for all leases with terms longer than 12 months and classifies them as either operating or finance leases.

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present and the classification of the lease including whether the contract involves the use of a distinct identified asset, whether the Company obtains the right to substantially all the economic benefit from the use of the asset, and whether the Company has the right to direct the use of the asset. Leases with a term greater than one year are recognized on the balance sheet as ROU assets, lease liabilities and, if applicable, long-term lease liabilities. The Company has elected not to recognize on the balance sheet leases with terms of one year or less under practical expedient in paragraph ASC 842-20-25-2. For contracts with lease and non-lease components, the Company has elected not to allocate the contract consideration, and to account for the lease and non-lease components as a single lease component.

Lease liabilities and their corresponding ROU assets are recorded based on the present value of lease payments over the expected lease term. The implicit rate within our operating leases is generally not determinable and, therefore, the Company uses the incremental borrowing rate at the lease commencement date to determine the present value of lease payments. The determination of the Company’s incremental borrowing rate requires judgment. The Company determines the incremental borrowing rate for each lease using our estimated borrowing rate, adjusted for various factors including level of collateralization, term and currency to align with the terms of the lease. The operating lease ROU asset also includes any lease prepayments, offset by lease incentives.

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain we will exercise that option. An option to terminate is considered unless it is reasonably certain we will not exercise the option.

Research and Development

Research and development expenses consist primarily of costs incurred in connection with the research and development of our clinical assets and programs, see Note 10 for further discussion of research and development expense. CDT holds all licenses to conduct clinical research through a third-party pharmaceutical company. The Company expenses research and development costs and intangible assets acquired that have no alternative future use as incurred. These expenses include:

●	expenses incurred under agreements with organizations that support the Company’s drug discovery and development activities;
●	expenses incurred in connection with the preclinical and clinical development of the Company’s clinical assets and programs, including under agreements with contract research organizations, or CROs;
●	costs related to contract manufacturing organizations, or CMOs, that are primarily engaged to provide drug substance and product for our clinical trials, research and development programs, as well as investigative sites and consultants that conduct the Company’s clinical trials, nonclinical studies and other scientific development services;
●	the costs of acquiring and manufacturing nonclinical and clinical trial materials, including manufacturing registration and validation batches;
●	employee-related expenses, including salaries, related benefits and equity-based compensation expense, for employees engaged in research and development functions;
●	acquisition costs related to the purchase of licensed intellectual property;
●	costs related to compliance with quality and regulatory requirements;
●	payments made under third-party licensing agreements; and
●	direct and allocated costs related to facilities, information technology, personnel and other overhead.

Advance payments that we make for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or consumed or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered.

Purchased Research and Development Assets

The Company accounts for its research and development costs in accordance with ASC 730, Research and Development. ASC 730 requires that research and development are generally recognized as an expense as incurred. However, some costs associated with research and development activities that have an alternative future use may be capitalizable. Purchases of assets related to research and development activities are evaluated based on the usefulness to the Company currently and for alternative future uses. Purchased research and development assets with alternative future use are recorded at cost and subsequently amortized using the straight-line method over their estimated useful lives. To date, the Company has one purchased asset, a diagnostic tool used to monitor clinical trials, aggregate data on an ongoing basis and tracking intellectual property patent status. The Company determined that the diagnostic tool has an alternative future use, namely using its predictive modeling capability to track and evaluate delisted patents in the marketplace, potentially facilitating strategic entry into de-prioritized asset markets that might otherwise be overlooked by other market participants. The asset is depreciated on a straight-line basis over its useful life of two years.

Income Taxes

ASC Topic 740, Income Taxes, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Interest and penalties recognized have been classified in the consolidated statements of operations and comprehensive loss as income taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits of which future realization is uncertain.

Net Loss per Share Attributable to Common Stockholders

The Company calculates basic and diluted net loss per share under ASC Topic 260, Earnings Per Share. Basic net loss per share is computed by dividing the net loss by the number of weighted-average common shares outstanding for the period. Diluted net loss is computed by adjusting net loss based on the impact of any dilutive instruments. Diluted net loss per share is computed by dividing the diluted net loss by the number of weighted-average common shares outstanding for the period including the effect, if dilutive, of any instruments that can be settled in common shares. When computing diluted net loss per share, the numerator is adjusted to eliminate the effects that have been recorded in net loss (net of tax, if any) attributable to any liability-classified dilutive instruments.

Warrants

The Company determines the accounting classification of Warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares.

If financial instruments, such as the Warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company’s own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity’s own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company’s equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company. The Company determined that the settlement amount of the Equity Classified Warrants would equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as equity, while the settlement amount of the Liability Classified Warrants would not equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as a liability.

The Equity Classified Warrants are recorded in stockholders’ deficit and the Liability Classified Warrants are recorded as liabilities in the Consolidated Balance Sheet. The Liability Classified Warrants are remeasured each period with changes in fair value recorded in the consolidated statements of operations and comprehensive loss.

Stock-based Compensation

The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option-pricing model. The Company then recognizes the grant date fair value of each option as compensation expense ratably using the straight-line attribution method over the service period (generally the vesting period). The Black-Scholes model incorporates the following assumptions:

●	Expected volatility – The Company estimates expected volatility based on the historical and implied volatility of its common stock. The Company considered the standard deviation of daily lognormal returns and applied a downward adjustment to the observed historical volatility based on an analysis incorporating Black-Scholes modeling and market participant assumptions.
●	Expected term – the Company estimates the expected term using the “simplified” method outlined in SEC Staff Accounting Bulletin No. 107, “Share-Based Payment.”
●	Risk-free interest rate – the Company estimates the risk- free interest rate using the U.S. Treasury Yield curve for periods equal to the expected term of the options in effect at the time of grant.
●	Dividends – the Company uses an expected dividend yield of zero because the Company has not declared nor paid a cash dividend, nor are there any plans to declare a dividend.

The Company accounts for forfeitures as they occur, which may result in the reversal of compensation costs in subsequent periods as the forfeitures arise.

Foreign Currency Translation

The Company translated the assets and liabilities of its foreign subsidiary from their respective functional currency, the British pound, to United States dollars at the appropriate spot rates as of the balance sheet date. Income and expenses of operations are translated to United States dollars using weighted average exchange rates during the year. The foreign subsidiaries use the local currency as their functional currency. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in the accompanying consolidated statements of changes in stockholders’ deficit. Non-monetary items in the subsidiaries’ functional currency are re-measured into the reporting currency at the historical exchange rate (i.e., the rate of exchange at the date of the transaction).

Recently Issued Accounting Pronouncements Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 modifies the reporting requirements for income tax disclosures related to effective tax rates and cash income taxes paid. Pursuant to ASU 2023-09, public business entities are required to disclose certain categories in the income tax rate reconciliation, as well as additional information for reconciling items that meet a specific quantitative threshold. Additionally, ASU 2023-09 requires annual disclosures of income taxes paid for all entities, including the amount of income taxes paid, net of refunds received, disaggregated by federal, state, and foreign jurisdictions. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company retrospectively adopted ASU 2023-09 and all periods presented within the consolidated financial statements will reflect the adoption. The retrospective adoption of ASU 2023-09 resulted in enhanced disclosures in our consolidated financial statements. Refer to Note 12 for further information.

In December 2023, the FASB issued ASU No. 2023-08, Intangibles-Goodwill and Other-Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. The amendments in ASU No. 2023-08 are intended to improve the accounting for certain crypto assets by requiring an entity to measure those crypto assets at fair value each reporting period with changes in fair value recognized in net income. The amendments also improve the information provided to investors about an entity’s crypto asset holdings by requiring disclosure about significant holdings, contractual sale restrictions, and changes during the reporting period. The amendments are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements. The Company elected to adopt ASU 2023-08, effective as of July 1, 2025, the first quarter in which the Company held digital assets. Refer to Note 6 for further information.

Recently Issued Accounting Standards Not Yet Adopted

In December 2025, the FASB issued Accounting Standards Update No. 2025-11, Interim Reporting (Topic 270) Narrow-Scope Improvements (“ASU 2025-11”), to improve the navigability and clarity of interim reporting guidance in the FASB Accounting Standards Codification and clarify when Topic 270 applies. The amendments add a comprehensive list of interim disclosure requirements currently required by GAAP and a new disclosure principle requiring an entity to disclose events since the end of the most recent fiscal year that have a material impact on the entity’s interim financial statements. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027 for public business entities and after December 15, 2028 for entities other than public business entities. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting ASU 2025-11 on our interim reporting practices and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU introduces a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under the expedient, entities may assume that the current conditions applied in determining credit loss allowances remain unchanged for the remaining life of those assets. This ASU is required to be adopted on a prospective basis. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, including interim periods within those years, with early adoption permitted. The Company adopted this standard effective January 1, 2026 and does not expect the adoption of the ASU 2025-05 to have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statements of operations and comprehensive loss. The guidance in this ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the consolidated financial statements. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statements and disclosures.